Summary of Significant Accounting Policies - Components of Cash, Cash Equivalents and Restricted Cash (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Current assets:
Cash and cash equivalents	₨ 10,537,581	$ 152,365	₨ 8,346,526	₨ 5,460,670
Restricted cash	2,167,827	31,345	2,406,569	3,629,037
Non-Current Assets
Restricted cash	1,280,323	18,512	329,926	1,383,416
Cash and cash equivalents and restricted cash	₨ 13,985,731	$ 202,222	₨ 11,083,021	₨ 10,473,123